Commitments and Contingencies (Tables)	3 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligations

	Total	Less than 1 year	1 - 2 years	3 - 5 years	More than 5 years
Office lease	$37,820	$37,820	$-	$-	$-
Note payable	200,200	200,200	-	-	-
Convertible promissory notes payable	7,205,000	4,480,000	2,725,000
Total obligations	$7,443,020	$4,718,020	$2,725,000	$-	$-